Vanguard® Selected Value Fund
Schedule of Investments (unaudited)
As of January 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (96.2%)
Communication Services (0.7%)
	Omnicom Group Inc.	630,000	39,299
Consumer Discretionary (13.1%)
*	Gildan Activewear Inc.	4,835,794	120,508
*	Taylor Morrison Home Corp. Class A	3,571,543	92,789
	American Eagle Outfitters Inc.	3,049,600	69,195
	Lear Corp.	437,782	66,000
*	Ford Motor Co.	5,483,121	57,737
*	Helen of Troy Ltd.	220,300	53,808
	Whirlpool Corp.	260,800	48,272
*	Mohawk Industries Inc.	317,975	45,661
	Hanesbrands Inc.	2,757,000	42,155
	Newell Brands Inc.	1,585,365	38,080
	Gentex Corp.	714,600	23,618
	Extended Stay America Inc.	1,587,100	23,299
*	Gap Inc.	985,199	19,950
*	PVH Corp.	228,171	19,454
			720,526
Consumer Staples (0.6%)
	Spectrum Brands Holdings Inc.	451,680	34,133
Energy (4.0%)
	Halliburton Co.	3,240,456	57,129
*	NOV Inc.	3,759,533	46,543
	Baker Hughes Co. Class A	2,190,681	44,011
	TechnipFMC plc	2,382,657	25,471
*	Cenovus Energy Inc.	3,821,052	22,582
	Euronav NV	2,032,587	16,057
	Murphy Oil Corp.	645,960	7,991
	Devon Energy Corp.	131,582	2,166
			221,950
Financials (27.0%)
	Unum Group	3,928,000	91,247
	Fifth Third Bancorp	2,810,685	81,313
	Globe Life Inc.	782,102	70,694
	Equitable Holdings Inc.	2,650,549	65,681
	American International Group Inc.	1,747,857	65,440
	Voya Financial Inc.	1,151,895	63,884
	CNO Financial Group Inc.	2,977,704	63,157
	Axis Capital Holdings Ltd.	1,343,287	61,657
	CNA Financial Corp.	1,536,402	59,029
*	Arch Capital Group Ltd.	1,878,600	59,007
	TCF Financial Corp.	1,507,200	58,570

		Shares	Market Value ($000)
	FirstCash Inc.	947,800	55,806
	Alleghany Corp.	98,400	55,778
	Regions Financial Corp.	3,236,935	55,060
	Jefferies Financial Group Inc.	2,346,121	54,782
	KeyCorp.	3,155,122	53,195
	State Street Corp.	703,500	49,245
	Essent Group Ltd.	1,085,800	45,419
	Synchrony Financial	1,222,000	41,120
	RenaissanceRe Holdings Ltd.	258,000	38,814
	Webster Financial Corp.	779,926	36,462
	Fidelity National Financial Inc.	971,700	35,273
	Invesco Ltd.	1,643,011	33,830
	Reinsurance Group of America Inc.	285,446	29,986
	Progressive Corp.	292,300	25,486
	Hartford Financial Services Group Inc.	506,455	24,320
	Commerce Bancshares Inc.	342,111	22,870
	Allstate Corp.	212,000	22,722
	American National Group Inc.	193,300	17,084
	Loews Corp.	350,000	15,851
	Hanover Insurance Group Inc.	97,763	10,995
	Everest Re Group Ltd.	51,771	10,928
	MFA Financial Inc.	1,016,357	3,700
	Navient Corp.	300,000	3,376
			1,481,781
Health Care (6.5%)
*	Syneos Health Inc.	847,100	62,982
*	Integra LifeSciences Holdings Corp.	903,060	59,638
	Cardinal Health Inc.	956,318	51,383
	Hill-Rom Holdings Inc.	526,800	50,594
*	Laboratory Corp. of America Holdings	213,200	48,804
	Perrigo Co. plc	975,400	41,649
	McKesson Corp.	124,152	21,661
*	Viatris Inc.	1,249,238	21,224
			357,935
Industrials (22.2%)
*	AerCap Holdings NV	3,996,200	152,815
*	JetBlue Airways Corp.	6,340,529	90,923
*	Terex Corp.	1,776,892	63,542
	Ryder System Inc.	1,009,787	63,203
*	Colfax Corp.	1,549,500	57,517
*	IAA Inc.	991,500	56,654
	Westinghouse Air Brake Technologies Corp.	713,598	52,956
	BWX Technologies Inc.	953,720	51,425
	Snap-on Inc.	271,389	48,847
	Textron Inc.	1,078,154	48,797
	Woodward Inc.	422,000	47,243
	Acuity Brands Inc.	381,770	45,904
*	JELD-WEN Holding Inc.	1,752,190	45,539
	Huntington Ingalls Industries Inc.	270,900	42,621
*	Avis Budget Group Inc.	854,586	35,329
*	Air France KLM ADR	5,952,756	35,240
	AMETEK Inc.	276,000	31,260
	Enerpac Tool Group Corp. Class A	1,539,856	31,213
	Eaton Corp. plc	252,800	29,755
*	AECOM	464,104	23,252
*	MasTec Inc.	284,088	21,917
*	Gates Industrial Corp. plc	1,549,400	21,878

		Shares	Market Value ($000)
	Donaldson Co. Inc.	364,500	21,666
	Stanley Black & Decker Inc.	121,952	21,157
*	Hexcel Corp.	474,100	20,699
	MSC Industrial Direct Co. Inc. Class A	261,409	20,277
	Steelcase Inc. Class A	1,302,100	16,836
*	Atlas Air Worldwide Holdings Inc.	200,000	10,364
	Triton International Ltd.	111,500	5,167
			1,213,996
Information Technology (9.4%)
*	Arrow Electronics Inc.	1,029,358	100,496
	Avnet Inc.	1,921,012	67,831
	Amdocs Ltd.	919,193	64,913
	Leidos Holdings Inc.	533,000	56,530
*	Micron Technology Inc.	583,100	45,639
	TE Connectivity Ltd.	307,700	37,047
	Hewlett Packard Enterprise Co.	2,882,272	35,567
	MKS Instruments Inc.	148,100	23,410
	KBR Inc.	755,545	21,949
	Juniper Networks Inc.	829,020	20,245
*	Celestica Inc.	2,485,719	20,060
	Genpact Ltd.	505,149	19,337
			513,024
Materials (8.4%)
	Mosaic Co.	3,005,300	78,017
*	IAMGOLD Corp.	19,855,730	67,112
	Reliance Steel & Aluminum Co.	398,200	46,223
	Dow Inc.	818,703	42,491
	Olin Corp.	1,740,221	41,609
	Gold Fields Ltd. ADR	4,128,027	38,514
*	Domtar Corp.	973,400	29,173
*	Axalta Coating Systems Ltd.	978,093	26,399
*	Equinox Gold Corp.	2,671,383	25,528
	Schweitzer-Mauduit International Inc.	616,200	22,886
*	Alcoa Corp.	1,226,700	22,081
	Kinross Gold Corp.	2,879,409	20,098
			460,131
Real Estate (1.8%)
*	Howard Hughes Corp.	392,541	33,825
*	CBRE Group Inc. Class A	437,500	26,679
*	Park Hotels & Resorts Inc.	1,475,473	24,611
*	Realogy Holdings Corp.	785,110	11,149
			96,264
Utilities (2.5%)
	NRG Energy Inc.	1,559,325	64,572
	Edison International	900,709	52,385
	Entergy Corp.	190,579	18,168
			135,125
Total Common Stocks (Cost $4,599,241)			5,274,164

		Shares	Market Value ($000)
Temporary Cash Investments (4.8%)
Money Market Fund (4.8%)
[1]	Vanguard Market Liquidity Fund, 0.107% (Cost $262,930)	2,629,575	262,958
Total Investments (101.0%) (Cost $4,862,171)			5,537,122
Other Assets and Liabilities—Net (-1.0%)			(56,538)
Net Assets (100%)			5,480,584
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2021	293	54,281	(1,384)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At January 31, 2021, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.